Basis of Presentation - (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount	15,063,900
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount	75,000	750,000
Warrant [Member] | Over-Allotment Option [Member]
Antidilutive securities excluded from computation of earnings per share, amount	75,000
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount	2,297,300	1,300,000